Supplement to the
Fidelity® California Limited Term Tax-Free Bond Fund
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

CSI-16-01 1.824658.110	December 1, 2016

Supplement to the
Fidelity® California Municipal Income Fund
Class I
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASCMI-16-01 1.777541.123	December 1, 2016

Supplement to the
Fidelity® California Municipal Income Fund
Class A, Class T, Class B and Class C
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

ASCM-16-02 1.777540.126	December 1, 2016

Supplement to the
Fidelity® California Municipal Income Fund
April 29, 2016
Prospectus

Effective December 12, 2016, the redemption fee has been removed.

CFL-16-01 1.790714.116	December 1, 2016